Long-Term Debt - Schedule of Carrying Values and Fair Values of Notes Payable and Long-term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 21, 2010
Debt Instrument [Line Items]
Long-term debt, Carrying Value	$ 16,085,536	$ 16,002,330	$ 15,916,625	$ 15,400
Long-term debt, Fair Value	16,875,211	15,904,281	16,886,107
Current portion of long-term debt	209,716	164,818	94,723
Total long-term debt, excluding current portion	15,875,820	15,837,512	15,821,902
Intelsat S.A. [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value	321,293	302,079	721,947
Long-term debt, Fair Value	366,808	354,434	878,285
Total long-term debt, excluding current portion	321,293	302,079	721,947
Intelsat S.A. [Member] | 6.5% Senior Notes due November 2013 [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value	353,550	353,550	353,550
Long-term debt, Fair Value	366,808	354,434	368,152
Intelsat S.A. [Member] | 6.5% Senior Notes due November 2013 [Member] | Carrying Value [Member]
Debt Instrument [Line Items]
Long-term debt, Unamortized Discount	(32,257)	(51,471)	(73,687)
Intelsat S.A. [Member] | 7 5/8% Senior Notes due 2012 [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value			485,841
Long-term debt, Fair Value			510,133
Intelsat S.A. [Member] | 7 5/8% Senior Notes due 2012 [Member] | Carrying Value [Member]
Debt Instrument [Line Items]
Long-term debt, Unamortized Discount			(43,757)
Intelsat Luxembourg [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value	5,307,986	5,307,986	5,232,138
Long-term debt, Fair Value	5,612,328	5,047,117	5,740,382
Total long-term debt, excluding current portion	5,307,986	5,307,986	5,232,138
Intelsat Luxembourg [Member] | 11.25% Senior Notes due 2017 [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value	2,805,000	2,805,000	2,805,000
Long-term debt, Fair Value	2,955,909	2,706,825	3,064,463
Intelsat Luxembourg [Member] | 11.5% / 12.5% Senior PIK Election Notes due 2017 [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value	2,502,986	2,502,986	2,427,138
Long-term debt, Fair Value	2,656,419	2,340,292	2,675,919
Intelsat Jackson [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value	10,324,843	10,126,303	4,596,936
Long-term debt, Fair Value	10,764,661	10,236,768	4,743,694
Current portion of long-term debt	182,500	32,500
Total long-term debt, excluding current portion	10,142,343	10,093,802	4,596,936
Intelsat Jackson [Member] | 11.25% Senior Notes due 2016 [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value	603,220	1,048,220	1,048,220
Long-term debt, Fair Value	630,063	1,103,251	1,129,457
Intelsat Jackson [Member] | 11.25% Senior Notes due 2016 [Member] | Carrying Value [Member]
Debt Instrument [Line Items]
Long-term debt, Unamortized Premium	2,132	4,286	4,990
Intelsat Jackson [Member] | 11.5 % Senior Notes due 2016 [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value			284,595
Long-term debt, Fair Value			305,940
Intelsat Jackson [Member] | 9.5% Senior Notes due June 2016 [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value		701,913	701,913
Long-term debt, Fair Value		733,499	740,518
Intelsat Jackson [Member] | 9 1/4% Senior Notes due 2016 [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value			55,035
Long-term debt, Fair Value			59,509
Intelsat Jackson [Member] | 8.5% Senior Notes due November 2019 [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value	500,000	500,000	500,000
Long-term debt, Fair Value	563,750	527,500	543,750
Intelsat Jackson [Member] | 8.5% Senior Notes due November 2019 [Member] | Carrying Value [Member]
Debt Instrument [Line Items]
Long-term debt, Unamortized Discount	(3,303)	(3,545)	(3,845)
Intelsat Jackson [Member] | 7.25% Senior Notes due October 2020 [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value	2,200,000	1,000,000	1,000,000
Long-term debt, Fair Value	2,360,060	1,011,300	1,010,000
Intelsat Jackson [Member] | 7.25% Senior Notes due October 2020 [Member] | Carrying Value [Member]
Debt Instrument [Line Items]
Long-term debt, Unamortized Premium	20,213
Intelsat Jackson [Member] | 7.25% Senior Notes due April 2019 [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value	1,500,000	1,500,000
Long-term debt, Fair Value	1,614,450	1,530,000
Intelsat Jackson [Member] | 7.5% Senior Notes due April 2021 [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value	1,150,000	1,150,000
Long-term debt, Fair Value	1,240,620	1,173,000
Intelsat Jackson [Member] | Senior Unsecured Credit Facilities due February 2014 [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value	195,152	195,152	195,152
Long-term debt, Fair Value	190,039	182,468	185,161
Intelsat Jackson [Member] | New Senior Unsecured Credit Facilities due February 2014 [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value	810,876	810,876	810,876
Long-term debt, Fair Value	803,416	758,169	769,359
Intelsat Jackson [Member] | Senior Secured Credit Facilities due April 2018 [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value	3,209,375	3,233,750
Long-term debt, Fair Value	3,212,263	3,217,581
Intelsat Jackson [Member] | Senior Secured Credit Facilities due April 2018 [Member] | Carrying Value [Member]
Debt Instrument [Line Items]
Long-term debt, Unamortized Discount	(12,822)	(14,349)
Intelsat Jackson [Member] | Senior Secured Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value	150,000
Long-term debt, Fair Value	150,000
Intelsat Intermediate Holding Company SA [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value			485,565
Long-term debt, Fair Value			500,132
Intelsat Intermediate Holding Company SA [Member] | 9.25% Senior Discount Notes due February 2015 [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value			4,545
Long-term debt, Fair Value			4,681
Intelsat Intermediate Holding Company SA [Member] | 9.5% Senior Discount Notes due February 2015 [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value			481,020
Long-term debt, Fair Value			495,451
Intelsat Subsidiary Holding Company SA [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value			2,199,268
Long-term debt, Fair Value			2,291,690
Intelsat Subsidiary Holding Company SA [Member] | 8.5% Senior Notes due January 2013 [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value			850,346
Long-term debt, Fair Value			852,472
Intelsat Subsidiary Holding Company SA [Member] | 8.875% Senior Notes due January 2015 [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value			681,012
Long-term debt, Fair Value			699,740
Intelsat Subsidiary Holding Company SA [Member] | Senior Secured Credit Facilities due July 2013 [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value			330,960
Long-term debt, Fair Value			328,478
Intelsat Subsidiary Holding Company SA [Member] | 8.875% Senior Notes due January 2015 [Member] | Series B [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value			400,000
Long-term debt, Fair Value			411,000
Intelsat Subsidiary Holding Company SA [Member] | 8.875% Senior Notes due January 2015 [Member] | Carrying Value [Member]
Debt Instrument [Line Items]
Long-term debt, Unamortized Discount			(63,050)
New Dawn [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value	82,578	192,707	147,592
Long-term debt, Fair Value	82,578	192,707	147,592
New Dawn [Member] | Senior Secured Debt Facility due 2017 [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value	14,070	109,625	84,773
Long-term debt, Fair Value	14,070	109,625	84,773
New Dawn [Member] | Mezzanine Secured Debt Facility due 2019 [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value	68,508	82,580	62,819
Long-term debt, Fair Value	68,508	82,580	62,819
New Dawn [Member] | 10.5% Note Payable to Convergence Partners [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value		502
Long-term debt, Fair Value		502
Intelsat Corp [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value			2,533,179
Long-term debt, Fair Value			2,584,332
Intelsat Corp [Member] | 9 1/4% Senior Notes due 2016 [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value			580,719
Long-term debt, Fair Value			627,177
Intelsat Corp [Member] | Senior Secured Credit Facilities Due January 2014 [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value			1,715,522
Long-term debt, Fair Value			1,709,517
Intelsat Corp [Member] | Senior Secured Credit Facilities Due January 2014 [Member] | Carrying Value [Member]
Debt Instrument [Line Items]
Long-term debt, Unamortized Discount			(8,361)
Intelsat Corp [Member] | Senior Secured Credit Facilities Due July 2012 [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value			133,466
Long-term debt, Fair Value			132,305
Intelsat Corp [Member] | 9.25% Senior Notes due August 2014 [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value			111,833
Long-term debt, Fair Value			115,333
Horizons Holdings [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value	48,836	73,255
Long-term debt, Fair Value	48,836	73,255
Horizons Holdings [Member] | Loan Payable To JSAT [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value	48,836	73,255
Long-term debt, Fair Value	$ 48,836	$ 73,255